Valuation and Qualifying Accounts (Notes)	12 Months Ended
Dec. 31, 2016
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
SCHEDULE II. VALUATION AND QUALIFYING ACCOUNTS
For the Year Ended December 31, 2016

	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Balance at End of Period
	(In millions)
Income tax valuation allowance, deducted from deferred tax assets
Year Ended December 31, 2016	$—	$—	$16	$16